Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	38,305,237	37,392,355	37,906,112	37,134,928
Weighted average number of shares used in computing diluted earnings per share (in shares)	38,305,237	37,392,355	37,906,112	37,134,928